Capital Stock and Equity Transactions (Details Narrative)		1 Months Ended							3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 09, 2018 USD ($) $ / shares shares	Oct. 22, 2018 USD ($) $ / shares shares	Apr. 19, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) Integer	Jan. 31, 2018 USD ($)	Mar. 31, 2017 shares	Mar. 24, 2017 $ / shares shares	Mar. 23, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Sep. 30, 2017 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Sep. 24, 2018 shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares) | shares												150,000,000	150,000,000	150,000,000		150,000,000	150,000,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.001					$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares) | shares												10,000,000	10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares												$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of common shares retired, pre-split (in shares) | shares								5,000,000
Distributions | $								$ 600,000					$ (600,000)					$ 12,664
Issuance of common stock for cash, Shares | shares														1,116,738
Issuance of common stock for cash, Amount | $									$ 1,045,000	$ 120,000				$ 1,045,000		$ 1,020,000
Stock split ratio							9.25
Common stock, shares outstanding (in shares) | shares							38,000,663					42,661,228	38,000,663	47,147,804		42,661,228	38,000,663
Stock subscriptions (in shares) | shares																1,589,565
Stock subscriptions value | $																$ 1,020,000
Issuance of common stock for exercise of options (in shares) | shares														267,847
Issuance of common stock for exercise of options, value | $														$ 66,962
Issuance of common stock for services (in shares) | shares														62,000
Issuance of common stock for services, value | $														$ 40,560	$ 280,850	280,850
Proceeds from issuance of stock | $												$ 913,500	$ 1,055,000	$ 1,111,962	$ 122,000	$ 1,033,500	$ 455,000
Common stock shares issued | shares												42,661,228	38,000,663	47,147,804		42,661,228	38,000,663
Face amount of note | $					$ 224,000
Debt instrument, exchange amount | $					$ 200,000
Number of promissory notes | Integer				2
Garden State Securities, Inc. ("GSS") [Member]
Class of Stock [Line Items]
Percentage of purchase price of common stock			10.00%
Warrant to purchase shares of common stock (in shares) | shares			86,957
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.15
Warrant expiration period			5 years
Percentage of amount paid by investor			5.00%
Standby Equity Distribution Agreement [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 1.46	$ 1.00
Proceeds from issuance of stock | $	$ 400,000	$ 300,000
Common stock shares issued | shares	274,292	300,000
Common Stock [Member]
Class of Stock [Line Items]
Distributions | $
Issuance of common stock for cash, Shares | shares									1,116,738	240,000	380,000
Issuance of common stock for cash, Amount | $									$ 1,117	$ 240	$ 380					$ 1,590
Issuance of common stock for exercise of options (in shares) | shares																54,000
Issuance of common stock for exercise of options, value | $																$ 13,500
Issuance of common stock in conversion of preferred stock (in shares) | shares																2,880,000
Issuance of common stock for services (in shares) | shares																137,000
Issuance of common stock for services, value | $																$ 280,850
Common Stock [Member] | Yorkville Advisors Global, LLC [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Stock subscriptions (in shares) | shares			869,565
Value of shares authorized for sale | $			$ 5,000,000
Sale of stock, commitment period			2 years
Sale of stock at discount rate			8.00%
Termination period of SEDA			18 months
Termination fee of SEDA | $			$ 1,000,000
Shares issued as commitment fees (in shares) | shares			100,000
Commitment period			2 years
Common Stock [Member] | Yorkville Advisors Global, LLC [Member] | Initial Shares [Member]
Class of Stock [Line Items]
Proceeds from issuance of stock | $			$ 1,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Distributions | $
Issuance of common stock for cash, Shares | shares
Issuance of common stock for cash, Amount | $
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.001
Preferred stock, shares outstanding (in shares) | shares							250,000
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares converted (in shares) | shares																180,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.001
Common stock, shares outstanding (in shares) | shares														47,747,804
Preferred stock, shares outstanding (in shares) | shares							3,000,000
Stock subscriptions (in shares) | shares						3,750,000
Loans Payable Three [Member]
Class of Stock [Line Items]
Face amount of note | $				$ 28,000
Debt instrument, exchange amount | $				25,000
Debt instrument, discount | $				3,000
Loans Payable Four [Member]
Class of Stock [Line Items]
Common stock shares issued | shares																			123,324
Face amount of note | $				84,000
Debt instrument, exchange amount | $				75,000
Debt instrument, discount | $				$ 9,000